EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2023	Dec. 20, 2022
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		$ 103	$ 236	$ 609
Non-controlling interests		2,107	2,438
Current assets		33,240	37,118
Non-current assets		60,677	57,429
Total assets		93,917	94,547
Current liabilities		21,769	22,398
Non-current liabilities		16,080	16,559
Income (loss) from continuing operations		1,022	9,538	15,565
Total comprehensive income (loss)		2,296	7,703	17,891
Net cash provided by / (used in) operating activities		7,645	10,203	9,905
Net cash provided by / (used in) investing activities		(5,848)	(4,483)	(340)
Net cash provided by / (used in) financing activities		(3,666)	(477)	(10,898)
Impact of currency movements on cash		255	(158)	(55)
Cash and cash equivalents:
At the beginning of the year		9,300	4,215	5,600
At the end of the year		7,686	9,300	4,215
Dividend to non-controlling interests		(162)	(331)	(260)
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		103	236	609
Non-controlling interests		$ 2,107	$ 2,438
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		30.78%	30.78%
Net income attributable to non-controlling interests		$ (67)	$ 55	151
Non-controlling interests		115	198
Current assets		1,058	1,124
Non-current assets		464	608
Total assets		1,522	1,732
Current liabilities		876	762
Non-current liabilities		273	327
Total net assets		373	643
Revenue		2,256	2,516	2,695
Income (loss) from continuing operations		(217)	177	489
Total comprehensive income (loss)		(216)	178	491
Net cash provided by / (used in) operating activities		52	22	180
Net cash provided by / (used in) investing activities		(93)	(69)	(85)
Net cash provided by / (used in) financing activities		27	5	(49)
Impact of currency movements on cash		(9)	(4)	(16)
Cash and cash equivalents:
At the beginning of the year		157	203	173
At the end of the year		134	157	203
Dividend to non-controlling interests		$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		67.57%	67.57%
Net income attributable to non-controlling interests		$ 3	$ 5	9
Non-controlling interests		$ 115	103
Proportion of ownership interest in subsidiary (in percent)		32.43%
Current assets		$ 318	280
Non-current assets		113	98
Total assets		431	378
Current liabilities		251	193
Non-current liabilities		17	32
Total net assets		163	153
Revenue		471	471	480
Income (loss) from continuing operations		4	9	15
Total comprehensive income (loss)		13	15	17
Net cash provided by / (used in) operating activities		16	30	23
Net cash provided by / (used in) investing activities		(20)	(14)	(6)
Net cash provided by / (used in) financing activities		(13)	(15)	(4)
Impact of currency movements on cash		5	(11)	(6)
Cash and cash equivalents:
At the beginning of the year		89	99	92
At the end of the year		77	89	99
Dividend to non-controlling interests		$ (4)	$ (10)	(2)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	64.86%	64.86%
AMKR
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		4.87%	4.87%
Net income attributable to non-controlling interests		$ (15)	$ (68)	45
Non-controlling interests		55	74
Current assets		561	801
Non-current assets		1,230	1,186
Total assets		1,791	1,987
Current liabilities		638	493
Non-current liabilities		168	165
Total net assets		985	1,329
Revenue		1,144	1,435	4,015
Income (loss) from continuing operations		(328)	(1,429)	920
Total comprehensive income (loss)		(336)	(1,386)	918
Net cash provided by / (used in) operating activities		49	77	778
Net cash provided by / (used in) investing activities		(112)	(73)	(313)
Net cash provided by / (used in) financing activities		52	(20)	(449)
Impact of currency movements on cash		(1)	(6)	1
Cash and cash equivalents:
At the beginning of the year		26	48	31
At the end of the year		14	26	48
Dividend to non-controlling interests		$ 0	$ 0	(17)
Belgo Bekaert Arames ("BBA")
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		45.00%	45.00%
Net income attributable to non-controlling interests		$ 55	$ 60	127
Non-controlling interests		225	215
Current assets		293	362
Non-current assets		232	160
Total assets		525	522
Current liabilities		94	107
Non-current liabilities		15	15
Total net assets		416	400
Revenue		915	1,032	1,021
Income (loss) from continuing operations		128	141	272
Total comprehensive income (loss)		127	140	273
Net cash provided by / (used in) operating activities		209	202	90
Net cash provided by / (used in) investing activities		(66)	(59)	(5)
Net cash provided by / (used in) financing activities		(148)	(156)	(72)
Impact of currency movements on cash		1	0	(2)
Cash and cash equivalents:
At the beginning of the year		18	31	20
At the end of the year		14	18	31
Dividend to non-controlling interests		$ (62)	$ (71)	(22)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		0.00%	0.00%
Net income attributable to non-controlling interests			$ 0	0
Non-controlling interests		532	855
Current assets		166	704
Non-current assets		990	953
Total assets		1,156	1,657
Current liabilities		58	64
Non-current liabilities		200	102
Total net assets		898	1,491
Revenue		0	0	0
Income (loss) from continuing operations		(51)	(55)	(4)
Total comprehensive income (loss)		(51)	(55)	(4)
Net cash provided by / (used in) operating activities		33	17	5
Net cash provided by / (used in) investing activities		509	(11)	8
Net cash provided by / (used in) financing activities		(535)	(6)	(13)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		0	0	0
At the end of the year		7	0	0
Dividend to non-controlling interests		$ 0	$ 0	0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ 149	$ 183	257
Non-controlling interests		561	492
Current assets		1,860	1,444
Non-current assets		3,108	3,029
Total assets		4,968	4,473
Current liabilities		530	480
Non-current liabilities		504	460
Total net assets		3,934	3,533
Revenue		3,216	3,467	3,997
Income (loss) from continuing operations		943	1,171	1,713
Total comprehensive income (loss)		935	1,273	1,796
Net cash provided by / (used in) operating activities		997	1,159	2,310
Net cash provided by / (used in) investing activities		(553)	432	(844)
Net cash provided by / (used in) financing activities		(538)	(1,601)	(1,375)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		206	216	125
At the end of the year		112	206	216
Dividend to non-controlling interests		$ (79)	$ (237)	(202)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		62.86%	62.86%
Net income attributable to non-controlling interests		$ 3	$ 1	2
Non-controlling interests		150	144
Current assets		205	191
Non-current assets		39	42
Total assets		244	233
Current liabilities		0	0
Non-current liabilities		0	0
Total net assets		244	233
Revenue		0	0	0
Income (loss) from continuing operations		5	2	3
Total comprehensive income (loss)		5	2	3
Net cash provided by / (used in) operating activities		10	6	8
Net cash provided by / (used in) investing activities		(7)	6	19
Net cash provided by / (used in) financing activities		(3)	(3)	(5)
Impact of currency movements on cash		2	(5)	(6)
Cash and cash equivalents:
At the beginning of the year		93	89	73
At the end of the year		95	93	89
Dividend to non-controlling interests		$ (2)	$ (2)	(3)
AM Liberia
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ (11)	$ 0	4
Non-controlling interests		(169)	(173)
Fully settled capital increase					$ 100	$ 300
Fully settled capital increase on behalf of non-controlling interests					$ 15	$ 45
Current assets		186	371
Non-current assets		919	423
Total assets		1,105	794
Current liabilities		546	1,727
Non-current liabilities		1,512	36
Total net assets		(953)	(969)
Revenue		248	303	372
Income (loss) from continuing operations		(85)	4	63
Total comprehensive income (loss)		(85)	4	63
Net cash provided by / (used in) operating activities		90	154	214
Net cash provided by / (used in) investing activities		(314)	(452)	(78)
Net cash provided by / (used in) financing activities		225	300	(135)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		4	2	1
At the end of the year		5	4	2
Dividend to non-controlling interests		$ 0	$ 0	0
ArcelorMittal Texas HBI
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		20.00%	20.00%
Net income attributable to non-controlling interests		$ (8)	$ (9)	0
Non-controlling interests		216	225
Current assets		361	311
Non-current assets		812	963
Total assets		1,173	1,274
Current liabilities		68	113
Non-current liabilities		25	31
Total net assets		1,080	1,130
Revenue		732	462
Income (loss) from continuing operations		(40)	(43)
Total comprehensive income (loss)		(43)	(43)
Net cash provided by / (used in) operating activities		125	125
Net cash provided by / (used in) investing activities		(122)	(133)
Net cash provided by / (used in) financing activities		(6)	0
Impact of currency movements on cash		0	0
Cash and cash equivalents:
At the beginning of the year		4	12
At the end of the year		1	4	12
Dividend to non-controlling interests		(1)	0
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		(6)	9	$ 14
Non-controlling interests		$ 307	$ 305
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%	50.00%